Risk Management (Details) - Schedule of Probabilities - Probability Weighting [Member]	12 Months Ended
Dec. 31, 2023
Local Scenario [Member]
Risk Management (Details) - Schedule of Probabilities [Line Items]
Favorable scenario 2	10.00%
Favorable scenario 1	15.00%
Base scenario	50.00%
Unfavorable scenario 1	15.00%
Unfavorable scenario 2	10.00%
Global Scenario [Member]
Risk Management (Details) - Schedule of Probabilities [Line Items]
Favorable scenario 1	10.00%
Base scenario	20.00%
Unfavorable scenario 1	70.00%